Cover	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	333-147980
Entity Registrant Name	ORIGINCLEAR, INC.
Entity Central Index Key	0001419793
Entity Tax Identification Number	26-0287664
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13575 58th Street North
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	440-4603
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false